SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Basis of Presentation (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts payable	$ 3,289	$ 2,223
Accrued and other current liabilities	11,816	$ 10,963
Reclassification adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accounts payable	2,600
Accrued and other current liabilities	$ 2,600